Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Summary of Business Segment Information

	Upstream		Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2025
Revenues	89		15,157	1,643	835	724	-	18,448
Revenues from intersegment sales	7,486		181	322	8	1,122	(9,119)	-

Revenues	7,575		15,338	1,965	843	1,846	(9,119)	18,448

Operating profit or loss	410	(3)	1,167	(8)	432	(336)	75	1,740
Income from equity interests in associates and joint ventures	-		38	42	42	-	-	122

Net financial results								(952)
Net profit before income tax								910
Income tax								(1,709)
Net loss for the period								(799)

Acquisitions of property, plant and equipment	3,697		1,024	42	38	108	-	4,909
Acquisitions of right-of-use assets	83		125	-	-	8	-	216
Increases from business combinations (4)	822		193	-	-	-	-	1,015
Assets	13,167		11,093	735	2,502	2,094	(152)	29,439

Other income statement items
Depreciation of property, plant and equipment (2)	2,199		539	2	34	83	-	2,857
Amortization of intangible assets	-		38	-	12	11	-	61
Depreciation of right-of-use assets	150		131	-	-	5	-	286
Net reversal of impairment losses of property, plant and equipment and inventories write-down	-		-	-	(4)	-	-	(4)

For the year ended December 31, 2024
Revenues	50		15,901	1,633	895	814	-	19,293
Revenues from intersegment sales	8,225		122	294	9	1,038	(9,688)	-

Revenues	8,275		16,023	1,927	904	1,852	(9,688)	19,293

Operating profit or loss	515	(3)	1,356	(49)	106	(332)	(116)	1,480
Income from equity interests in associates and joint ventures	-		46	68	282	-	-	396

Net financial results								(856)
Net loss before income tax								1,020
Income tax								1,373
Net loss								2,393

Acquisitions of property, plant and equipment	4,177		1,233	26	37	127	-	5,600
Acquisitions of right-of-use assets	211		205	-	-	28	-	444
Increases from business combinations	-		-	-	-	-	-	-
Assets	12,795		10,758	720	2,524	2,822	(228)	29,391

Other income statement items
Depreciation of property, plant and equipment (2)	1,809		516	2	32	87	-	2,446
Amortization of intangible assets	-		29	-	13	1	-	43
Depreciation of right-of-use assets	154		115	-	-	1	-	270
Impairment of property, plant and equipment and inventories write-down (5)	79		3	-	5	-	-	87

	Upstream		Midstream and Downstream	LNG and Integrated Gas	New Energies	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2023
Revenues	32		14,977	1,523	407	372	-	17,311
Revenues from intersegment sales	7,211		136	291	21	765	(8,424)	-

Revenues	7,243		15,113	1,814	428	1,137	(8,424)	17,311

Operating profit or loss	(1,915)	(3)	939	(1)	(64)	(262)	55	(1,248)
Income from equity interests in associates and joint ventures	-		9	7	78	-	-	94

Net financial results								(504)
Net profit before income tax								(1,658)
Income tax								381
Net profit								(1,277)

Acquisitions of property, plant and equipment	4,717		1,285	14	24	151	-	6,191
Acquisitions of right-of-use assets	363		41	-	-	-	-	404
Increases from business combinations	-		-	-	-	-	-	-
Assets	10,869		9,734	651	1,877	2,022	(118)	25,035

Other income statement items
Depreciation of property, plant and equipment (2)	2,437		486	10	15	68	-	3,016
Amortization of intangible assets	-		30	-	7	-	-	37
Depreciation of right-of-use assets	131		89	-	-	-	-	220
Impairment of property, plant and equipment (5)	2,288		-	-	-	-	-	2,288

(1)	Corresponds to the eliminations among the business segments of the Group.
(2)	Includes depreciation of charges for impairment of property, plant and equipment.
(3)	Includes (32), (133) and (21) of unproductive exploratory drillings as of December 31, 2025, 2024 and 2023, respectively
(4)	Corresponds to increases in property, plant, and equipment and intangible assets due to business combinations, see Notes 7 and 8.
(5)	See Notes 8 and 26.